Earnings per ordinary share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per ordinary share	10. Earnings per ordinary share

Basic earnings per ordinary share	2025	2024	2023
Profit available for equity holders ($m)	758	628	750
Basic weighted average number of ordinary shares (millions)	154.4	161.2	169.0
Basic earnings per ordinary share (cents)	490.9	389.6	443.8

Diluted earnings per ordinary share
Profit available for equity holders ($m)	758	628	750
Diluted weighted average number of ordinary shares (millions)	155.8	163.0	170.0
Diluted earnings per ordinary share (cents)	486.5	385.3	441.2
Basic and diluted share denominators are calculated as follows:
	2025 millions	2024 millions	2023 millions
Weighted average number of ordinary shares in issue	161.0	168.6	177.0
Weighted average number of treasury shares[a]	(6.6)	(7.4)	(8.0)
Basic weighted average number of ordinary shares	154.4	161.2	169.0
Dilutive potential ordinary shares	1.4	1.8	1.0
Diluted weighted average number of ordinary shares	155.8	163.0	170.0
a.Includes other shares that do not receive dividends.